SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant legal entities

		December 31,
	Accounting method
		2014	2013
MTS Turkmenistan	Consolidated	100.0%	100.0%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT(2)	Consolidated	—	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Sistema Telecom(2)	Consolidated	—	100.0%
Elf Group(2)	Consolidated	—	100.0%
Intercom(2)	Consolidated	—	100.0%
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")(2)	Consolidated	—	100.0%
Pilot(2)	Consolidated	—	100.0%
TVKiK(2)	Consolidated	—	100.0%
Dega	Consolidated	100.0%	100.0%
SMARTS	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
MGTS	Consolidated	94.6%	94.6%
K-Telecom	Consolidated	80.0%	80.0%
UMS	Consolidated	50.01%	—
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.3%	47.3%
Stream	Equity	45.0%	45.0%
MTS Belarus	Equity	49.0%	49.0%
MTS Bank	Equity	27.0%	26.3%
OZON Holdings Limited	Equity	10.8%	—
(1)	A wholly-owned subsidiary established to repurchase the Group's ADSs.
(2)	Merged with MTS OJSC on October 1, 2014.

Summary of the assets and liabilities of the VIE

        The table below summarizes the assets and liabilities of MTS International as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Cash and cash equivalents	3	1
Intercompany receivable from MTS OJSC(1)	70,535	41,035

Total assets	70,538	41,036

Interest payable(2)	212	123
Notes payable due 2020 and 2023(3)	70,323	40,912
Other payables	3	1

Total liabilities	70,538	41,036

(1)	Eliminated in the Group consolidated statements of financial position.
(2)

Relates to MTS International Notes due 2020 and 2023, thereof RUB 187 million and RUB 123 million are included in accrued liabilities in the Group consolidated statements of financial position as of December 31, 2014 and 2013, respectively.

(3)

RUB 61,977 million and RUB 40,912 million are included in notes payable, net of current portion, in the Group consolidated statements of financial position as of December 31, 2014 and 2013, respectively (Note 17).

Schedule of estimated average subscriber lives
Mobile subscribers	1 year - 12.5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years